Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial instruments
Financial liabilities	€ 9,507	€ 8,896
Financial liabilities at fair value	9,632	8,967
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	5,015	3,985
Financial liabilities at fair value	5,140	4,056
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	561	292
Financial liabilities at fair value	561	292
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	19	30
Financial liabilities at fair value	19	30
Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	738	803
Financial liabilities at fair value	738	803
Trade payables
Fair value of financial instruments
Financial liabilities	3,174	3,786
Financial liabilities at fair value	3,174	3,786
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	8,750	8,063
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	5,015	3,985
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	561	292
At Amortized Cost-Liabilities | Trade payables
Fair value of financial instruments
Financial liabilities	3,174	3,786
Level 2 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	318	174
Level 2 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities		10
Level 2 | Fair value through profit or loss-Liabilities | Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	318	164
Level 3 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities	439	659
Level 3 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	19	20
Level 3 | Fair value through profit or loss-Liabilities | Other short-term financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	€ 420	€ 639